SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend declaration - On 19 February 2025, AngloGold Ashanti plc announced the payment of a gross interim cash dividend for the six months ended 31 December 2024  of 69 US cents per ordinary share.
2025 Geita multi-currency revolving credit facility - In February 2025, Geita Gold Mining Limited, as borrower, completed the negotiation of a new three-year unsecured multi-currency revolving credit facility with Nedbank, as underwriter and agent, and certain financial institutions. The RCF consists of a Tanzanian shilling component capped at TZS 189.57 billion, bearing interest at the Tanzanian treasury bill rate plus a 5% margin, with a floor of 12.5% and a ceiling of 17.5%, and a USD component capped at $200 million, bearing interest at Term SOFR plus a margin of 6.7% and a credit adjustment spread. In addition, the RCF provides for an accordion option providing additional availability of up to a maximum of TZS 97.0 billion, capped at a total commitment not to exceed an equivalent of $300 million in total borrowings.